Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net
Cost	¥ 413,191		¥ 1,647,445
Accumulated amortization (Note a)	(63,262)		(1,293,228)
Impairment	(16,907)		(16,907)
Net amount	333,022		337,310		$ 51,038
Amortization expenses for intangible assets	36,539	$ 5,600	15,757	¥ 47,842
Expected amortization expenses
2021	13,265
2022	95
2023	2
2024	0
2025	0
Domain names
Intangible assets, net
Cost	13,608		14,396
Accumulated amortization (Note a)	(13,608)		(14,396)
Customer relationships
Intangible assets, net
Cost	0		313,303
Accumulated amortization (Note a)	0		(313,303)
Trademarks
Intangible assets, net
Cost	6,194		888,480
Accumulated amortization (Note a)	(5,823)		(886,948)
Net amount	371		1,532
Non-compete agreement
Intangible assets, net
Cost	0		70,127
Accumulated amortization (Note a)	¥ 0		(70,127)
Estimated economic life	3 years	3 years
Payment license
Intangible assets, net
Cost	¥ 319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible assets, net
Cost	¥ 73,729		41,479
Accumulated amortization (Note a)	(43,831)		(8,454)
Impairment	(16,907)		(16,907)
Net amount	¥ 12,991		¥ 16,118